THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (12.5%)
FINANCIAL SERVICES (12.5%)
$        52,085    Advanta Home Equity Loan Trust, Series 92-2,         Aaa/AAA      $      51,425
                     Class A1, 7.15% due 06/25/08...................
      7,521,156    Aegis Auto Receivables Trust, Series 1996-3,          NR/NR           7,535,258
                     Class A, Sequential Payer, Callable, (144A),
                     8.80% due 03/20/02.............................
      3,002,357    American Southwest Financial Corp., Series 60,        NR/AAA          3,094,980
                     Class D, 8.90% due 03/01/18....................
     28,113,000    Associates Manufactured Housing Pass Through,        Aaa/AAA         28,016,362
                     Series 97-1, Class A3, 6.60% due 06/15/28......
         41,916    Case Equipment Loan Trust, Series 94-A, Class A2,    Aaa/AAA             41,736
                     4.65% due 08/15/99.............................
     15,699,000    Chemical Mortgage Securities, Inc., Series 96-1,     Aaa/AAA         14,797,092
                     Class A7,, 7.25% due 01/25/26..................
         86,661    Chevy Chase Auto Receivables Trust, Series 95-1,     Aaa/AAA             86,473
                     Class A, 6.00% due 12/15/01....................
      7,094,032    Collateralized Mortgage Obligation Trust, Remic:     Aaa/AAA          7,402,197
                     Accrual Bond, Series 62, Class Z, 9.50% due
                     06/25/20.......................................
      2,815,677    Criimi Mae Financial Corp., Series 1, Class A,        NR/AAA          2,672,254
                     7.00% due 01/01/33.............................
      1,718,921    Fleetwood Credit Corp. Grantor Trust, Series         Aaa/AAA          1,707,456
                     95-B, Class A, 6.55% due 05/15/11..............
      8,855,000    GE Capital Mortgage Services, Inc., Remic:           Aaa/AAA          8,730,587
                     PAC-1(11), Series 94-17, Class A5, 7.00% due
                     05/25/24.......................................
      2,000,000    Green Tree Financial Corp., Series 92-1, Class        Aaa/NR          2,000,060
                     A3, 6.70% due 10/15/17.........................
      2,407,286    Green Tree Recreational, Equipment & Consumer        Aaa/AAA          2,316,676
                     Trust, Series 96-A, Class A1, 5.55% due
                     02/15/18.......................................
      4,270,082    Merrill Lynch Mortgage Investors, Inc., Series        Ba3/NR          4,210,701
                     95-C2, Class E, 7.98% due 06/15/21.............
      2,500,000    Merrill Lynch Mortgage Investors, Inc., Series        NR/AAA          2,444,531
                     96-C2, Class A3, 6.96% due 11/21/28............
     11,587,719    Midland Realty Acceptance Corp., Series 96-C2,        Aaa/NR         11,562,371
                     Class A1, 7.02% due 01/25/29...................
        631,229    Morgan Stanley Mortgage Trust, Series V, Class 4,     NR/AAA            654,850
                     8.95% due 05/01/17.............................
      8,322,683    Paine Webber Mortgage Acceptance Corp., Remic:        NR/AAA          8,271,082
                     PAC (11), Series 93-5, Class A2, 5.50% due
                     06/25/08.......................................
        834,856    Prudential Home Mortgage Securities, Remic: PAC       Aaa/NR            833,980
                     (11), Series 93-54, Class A2, 6.50% due
                     01/25/24.......................................
      6,782,608    Residential Funding Mortgage Securities I, Inc.,     Aa1/AAA          6,737,843
                     Remic: PAC (11), Series 94-S12, Class A3, 6.50%
                     due 04/25/09...................................
        136,049    Resolution Trust Corp., Remic: Collateral Strip      Aaa/AAA            129,757
                     Interest, Series 91-6, Class A1, 6.992% due
                     05/25/19.......................................
         69,310    The Money Store Home Equity Trust, Series 92-A,      Aaa/AAA             68,770
                     Class A, 6.95% due 01/15/07....................
         39,229    Western Financial Grantor Trust, Series 95-3,        Aaa/AAA             39,135
                     Class A1, 6.05% due 11/01/00...................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (CONTINUED)
$     1,750,000    World Omni Automobile Lease Securitization Trust,    Aaa/AAA      $   1,754,655
                     Series 1996-A, Class A1, Sequential Payer,
                     Callable, 6.30% due 06/25/02...................
      2,600,000    World Omni Automobile Lease Securitization Trust,    Aaa/AAA          2,611,375
                     Series 1997-A, Class A2, Sequential Payer,
                     Callable, 6.75% due 06/25/03...................
                                                                                     -------------
                                                                                       117,771,606
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                         ASSET BACKED SECURITIES (COST
                         $118,582,361)..............................
                                                                                     -------------

CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
      1,100,000    Corporate Express Inc., 4.50% due 07/01/00 (cost       B3/B             939,125
                     $934,625)......................................
                                                                                     -------------

CORPORATE OBLIGATIONS (26.1%)
AUTOMOTIVE (2.9%)
      6,000,000    Ford Motor Co., 8.875% due 01/15/22..............     A1/A+           6,664,380
     16,755,000    Ford Motor Co., 9.95% due 02/15/32...............     A1/A+          20,811,050
                                                                                     -------------
                                                                                        27,475,430
                                                                                     -------------

BANKING (4.6%)
        500,000    Abbey National First Capital, 8.20% due              Aa3/AA-            527,995
                     10/15/04.......................................
      1,300,000    Chase Manhattan Corp., Series A, 8.65% due            A1/A-           1,346,072
                     02/13/99.......................................
      5,000,000    First Chicago Corp., 8.25% due 06/15/02..........      A2/A           5,240,650
      8,300,000    First Union Corp., 6.55% due 10/15/35............     A2/A-           8,043,613
      1,000,000    Manufacturers Hanover Corp., 8.50% due                A1/A-           1,031,210
                     02/15/99.......................................
      8,000,000    Mellon Capital I, Series A, 7.72% due 12/01/26...    A2/BBB+          7,537,520
      6,400,000    NB Capital Trust II, 7.83% due 12/15/26..........     A1/A-           6,162,304
      3,000,000    Security Pacific Corp., 9.75% due 05/15/99.......      A2/A           3,174,750
      7,500,000    Shawmut National Corp., 8.625% due 12/15/99......    A3/BBB+          7,832,400
      2,500,000    Wachovia Bank North Carolina, 5.60% due              Aa2/AA+          2,464,675
                     03/08/99.......................................
                                                                                     -------------
                                                                                        43,361,189
                                                                                     -------------

BUILDING MATERIALS (0.3%)
      3,000,000    USG Corp., Series B, 9.25% due 09/15/01..........    A2/BBB+          3,146,250
                                                                                     -------------

CHEMICALS (0.5%)
      5,000,000    Airgas, Inc., 7.14% due 03/08/04.................   Baa3/BBB-         5,013,300
                                                                                     -------------

CONSTRUCTION & HOUSING (0.2%)
      2,000,000    Schuller International Group, Inc., 10.875% due      Ba3/BB-          2,200,000
                     12/15/04.......................................
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
ELECTRIC (3.6%)
$     2,950,000    Central Power & Light Co., Series KK, 6.625% due       A3/A       $   2,823,209
                     07/01/05.......................................
      6,000,000    Duke Power Co., 6.75% due 08/01/25...............    Aa2/AA-          5,294,040
      8,400,000    Idaho Power Co., Series A, 7.50% due 05/01/23....     A2/A+           7,922,208
      3,300,000    Southern Co. Capital Trust I, (144A), 8.19% due       A3/A-           3,306,567
                     02/01/37.......................................
     10,000,000    Virginia Electric & Power Co., 6.75% due               A2/A           9,568,000
                     02/01/07.......................................
      5,000,000    Virginia Electric & Power Co., Series A, 7.25%         A2/A           4,662,300
                     due 02/01/23...................................
                                                                                     -------------
                                                                                        33,576,324
                                                                                     -------------

ELECTRONICS (0.7%)
      7,000,000    Sensormatic Electronics Corp., 7.74% due             NR/BBB+          6,860,000
                     03/29/06.......................................
                                                                                     -------------

ENTERTAINMENT, LEISURE & MEDIA (1.0%)
      2,000,000    Jacor Communications Co., 9.75% due 12/15/06.....      B2/B           2,035,000
      5,400,000    News America Holdings, Inc., 7.75% due               Baa3/BBB         4,952,448
                     12/01/45.......................................
      2,000,000    Rogers Cablesystems Limited, 11.09% due               NR/NR           2,080,460
                     06/01/00.......................................
                                                                                     -------------
                                                                                         9,067,908
                                                                                     -------------

FINANCIAL SERVICES (3.4%)
      6,000,000    Bank Boston Capital Trust II, Series B, 7.75% due    Baa1/BBB         5,603,640
                     12/15/26.......................................
      2,000,000    First Nationwide Hldgs. Inc., 10.625% due             Ba3/NA          2,130,000
                     10/01/03.......................................
      5,050,000    First Union Institutional Capital I, (144A),         A1/BBB+          4,980,663
                     8.04% due 12/01/26.............................
     10,400,000    Ford Motor Credit Co., 7.00% due 09/25/01........     A1/A+          10,435,048
      2,000,000    General Motors Acceptance Corp., 6.70% due            A3/A-           2,005,280
                     06/24/99.......................................
      1,000,000    Sun World International, Inc., (144A), 11.25% due     NR/NR           1,015,000
                     04/15/04.......................................
      6,000,000    US Bancorp Capital I, (144A), 8.27% due              Ba2/BB+          6,017,220
                     12/15/26.......................................
                                                                                     -------------
                                                                                        32,186,851
                                                                                     -------------

FOREST PRODUCTS & PAPER (2.3%)
      1,100,000    Buckeye Cellulose Corp., 8.50% due 12/15/05......    Ba3/BB-          1,075,250
      5,200,000    Georgia-Pacific Corp., 7.375% due 12/01/25.......   Baa2/BBB-         4,721,236
      9,150,000    Georgia-Pacific Corp., 8.625% due 04/30/25.......   Baa2/BBB-         9,199,410
      5,600,000    Georgia-Pacific Corp., 9.95% due 06/15/02........   Baa2/BBB-         6,254,304
                                                                                     -------------
                                                                                        21,250,200
                                                                                     -------------

HEALTH SERVICES (0.5%)
      2,000,000    Mariner Health Group, Inc., Series B, 9.50% due        B2/B           1,945,000
                     04/01/06.......................................
      3,000,000    Tenet Healthcare Corp., 10.125% due 03/01/05.....     Ba3/B+          3,225,000
                                                                                     -------------
                                                                                         5,170,000
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
INDUSTRIAL (0.1%)
$       500,000    Ferrellgas Partners, L.P., Series B, 9.375% due       B1/B+       $     514,375
                     06/15/06.......................................
                                                                                     -------------

INSURANCE (0.5%)
      4,400,000    Principal Mutual Insurance Co., (144A), 7.875%        NR/NR           4,257,132
                     due 03/01/24...................................
                                                                                     -------------

MANUFACTURING (0.1%)
      1,000,000    Collins & Aikman Products Co., 11.50% due              B3/B           1,100,000
                     04/15/06.......................................
                                                                                     -------------

METALS & MINING (0.2%)
        275,000    AK Steel Corp., 9.125% due 12/15/06..............    Ba2/BB-            272,594
        700,000    Oregon Steel Mills, Inc., 11.00% due 06/15/03....     B1/BB             756,000
      1,000,000    Ryerson Tull, Inc., 8.50% due 07/15/01...........     Ba1/BB          1,016,250
                                                                                     -------------
                                                                                         2,044,844
                                                                                     -------------

NATURAL GAS (0.3%)
      1,378,000    Consolidated Natural Gas Co., 8.625% due              A1/AA-          1,411,541
                     12/01/11.......................................
        750,000    Lasmo (USA) Inc., 8.375% due 06/01/23............    Baa2/BBB           739,042
        700,000    Lomak Petroleum, Inc., 8.75% due 01/15/07........      B1/B             666,750
                                                                                     -------------
                                                                                         2,817,333
                                                                                     -------------

OIL-PRODUCTION (0.2%)
      2,000,000    Plains Resources, Inc., Series B, 10.25% due           B2/B           2,070,000
                     03/15/06.......................................
                                                                                     -------------

RAILROADS (0.1%)
      1,125,000    SFP Pipeline Holdings Inc., 11.16% due               Baa3/NR          1,366,875
                     08/15/10.......................................
                                                                                     -------------

RETAIL (0.8%)
      2,500,000    Federated Department Stores, Inc., 8.50% due         Baa2/BB+         2,595,600
                     06/15/03.......................................
      2,350,000    Sears Roebuck & Co., 8.00% due 02/16/99..........     A2/A-           2,409,972
      2,200,000    Sears Roebuck & Co., 8.52% due 05/13/02..........     A2/A-           2,334,002
                                                                                     -------------
                                                                                         7,339,574
                                                                                     -------------

TELECOMMUNICATION SERVICES (0.1%)
      2,000,000    McLeod, Inc., (144A), 0.00%* due 03/01/07........     B3/NR           1,127,500
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS (0.9%)
$     2,580,000    Tele-Communications, Inc., 10.125% due               Ba1/BBB-     $   2,818,650
                     04/15/22.......................................
      3,870,000    Worldcom Inc., 7.75% due 04/01/27................    Ba1/BBB-         3,862,840
      1,970,000    Worldcom Inc., 9.375% due 01/15/04...............    Ba3/BBB-         1,777,925
                                                                                     -------------
                                                                                         8,459,415
                                                                                     -------------

TELEPHONE (1.8%)
      1,825,000    New York Telephone Co., 7.00% due 08/15/25.......     A2/A+           1,650,621
     16,075,000    New York Telephone Co., 7.25% due 02/15/24.......     A2/A+          14,842,047
                                                                                     -------------
                                                                                        16,492,668
                                                                                     -------------

TEXTILES (0.4%)
      4,000,000    WestPoint Stevens, Inc., 8.75% due 12/15/01......    Ba3/BB-          4,060,000
                                                                                     -------------

TRANSPORTATION (0.6%)
      5,361,028    Union Tank Car Co., Series 93-A, 6.50% due            A1/A+           5,180,522
                     04/15/08.......................................
                                                                                     -------------
                                                                                       246,137,690
                       TOTAL CORPORATE OBLIGATIONS (COST
                         $249,276,893)..............................
                                                                                     -------------

FOREIGN CORPORATE OBLIGATIONS (4.0%)
CANADA (1.0%)
                   Forest Products & Paper
      1,900,000      Canadian Pacific Forest Products Ltd., 9.25%        Ba1/NR          1,962,529
                      due 06/15/02..................................
                   Water
      4,500,000      Hydro Quebec, 8.875% due 03/01/26..............     A2/A+           5,000,400
                   Transport Services
      2,500,000      Teekay Shipping Corp., 8.32% due 02/01/08......     Ba2/BB          2,443,750
                                                                                     -------------
                                                                                         9,406,679
                                                                                     -------------

CHILE (0.5%)
                   Forest Products & Paper
      5,000,000      Celulosa Arauco y Constitucion SA, 6.75% due      Baa2/BBB+         4,806,800
                      12/15/03......................................
                                                                                     -------------

CHINA (0.2%)
                   Financial Services
      1,700,000      Guangdong International Trust & Investment        Baa2/BBB-         1,753,873
                      Corp., (144A), 8.75% due 10/24/16.............
                                                                                     -------------

FRANCE (0.1%)
                   Electrical Equipment
      1,000,000      Legrand S.A., 8.50% due 02/15/25...............      A2/A           1,084,790
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
INDONESIA (0.5%)
                   Financial Services
$     4,700,000      Sampoerna Intl. (144A), 8.375% due 06/15/06....    Baa3/BBB     $   4,709,776
                                                                                     -------------

MEXICO (0.8%)
                   Banking
      2,000,000      Bancomext Trust Division, (144A), 11.25% due        NA/BB           2,145,000
                      05/30/06......................................
                   Forest Products & Paper
      2,000,000      Copamex Industrias SA DE CV, (144A), 11.375%        B1/NR           2,052,500
                      due 04/30/04..................................
                   Gas Exploration
      3,000,000      Petroleos Mexicanos, 7.60% due 06/15/00........     Ba2/NR          2,947,260
                                                                                     -------------
                                                                                         7,144,760
                                                                                     -------------

PHILIPPINES (0.4%)
                   Telephone
      1,250,000      Philippine Long Distance Telephone, 10.625% due    Ba2/BB+          1,400,781
                      06/02/04......................................
      2,570,000      Philippine Long Distance Telephone, Series E,      Ba2/BB+          2,427,134
                      7.85% due 03/06/07............................
                                                                                     -------------
                                                                                         3,827,915
                                                                                     -------------

UNITED KINGDOM (0.5%)
                   Electric
      5,000,000      National Power Co. PLC, 6.25% due 12/01/03.....      A2/A           4,703,125
                                                                                     -------------
                                                                                        37,437,718
                       TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                         $37,823,742)...............................
                                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (34.1%)
FEDERAL HOME LOAN MORTGAGE CORP.
     14,755,417    7.50% due 10/01/26...............................                    14,672,787
      1,506,708    8.00% due 11/01/26...............................                     1,529,776
      2,579,795    8.00% due 12/01/26...............................                     2,619,214
         13,373    9.00% due 04/01/03...............................                        13,776
      8,573,565    9.25% due 06/01/16...............................                     9,065,344
        195,569    9.50% due 08/01/04...............................                       204,243
        426,302    9.50% due 11/01/05...............................                       445,298
      2,157,923    9.50% due 12/01/05...............................                     2,254,161
        409,086    9.50% due 02/01/06...............................                       427,319
        589,037    9.50% due 03/01/06...............................                       615,397
         21,643    10.00% due 04/01/09..............................                        23,342
          1,073    12.50% due 08/01/14..............................                         1,195
      4,712,877    Gold, 6.50% due 06/01/04.........................                     4,606,837
        553,442    Gold, 8.00% due 04/01/10.........................                       565,861
      1,832,459    Gold, 8.00% due 07/01/10.........................                     1,874,129
      1,493,300    Gold, 8.00% due 07/01/11.........................                     1,528,146

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$       750,864    Gold, 8.00% due 08/01/11.........................                 $     768,344
     11,000,000    Gold, 8.506% due 12/01/04........................                    11,660,000
        300,000    Remic: Accretion Directed, Series 1290, Class L,                        301,167
                     7.50% due 10/15/09.............................
        300,000    Remic: PAC, Series 102, Class I, 7.00% due                              285,882
                     12/15/20.......................................
         32,000    Remic: PAC-1(11), Series 1168, Class H, 7.50% due                        31,526
                     11/15/21.......................................
        250,000    Remic: PAC-1(11), Series 1199, Class E, 7.50% due                       249,552
                     10/15/19.......................................
        415,000    Remic: PAC-1(11), Series 1207, Class J, 6.75% due                       402,994
                     07/15/19.......................................
        250,000    Remic: PAC-1(11), Series 1215, Class F, 6.75% due                       249,223
                     05/15/05.......................................
     35,760,000    Remic: PAC-1(11), Series 1542, Class J, 7.00% due                    35,434,942
                     02/15/22.......................................
     13,000,000    Remic: PAC-1(11), Series 1594, Class H, 6.00% due                    12,124,060
                     10/15/08.......................................
     31,500,000    Remic: PAC-1(11), Series 1684, Class G, 6.50% due                    30,442,230
                     03/15/23.......................................
      7,500,000    Remic: PAC-1(11), Series 1714, Class K, 7.00% due                     7,239,825
                     04/15/24.......................................
        200,000    Remic: PAC-2(11), Series 39, Class F, 10.00% due                        216,580
                     05/15/20.......................................
      1,600,000    Remic: SCH(22), Series 1701, Class B, 6.50% due                       1,523,408
                     03/15/09.......................................
                                                                                     -------------
                                                                                       141,376,558
                                                                                     -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
      2,864,787    6.88% due 11/01/05...............................                     2,934,544
      5,025,081    7.50% due 11/01/26...............................                     4,992,167
     10,846,256    7.50% due 01/01/27...............................                    10,775,213
         52,667    8.00% due 01/01/02...............................                        53,760
         51,323    8.00% due 05/01/02...............................                        52,396
        333,990    8.00% due 07/01/02...............................                       340,959
          5,504    8.00% due 08/01/22...............................                         5,576
      3,220,871    8.00% due 12/01/26...............................                     3,265,093
     27,694,750    8.50% due 01/01/05...............................                    28,600,645
         16,317    8.50% due 06/01/10...............................                        16,784
      4,355,873    8.70% due 01/01/05...............................                     4,711,149
      2,006,782    9.50% due 07/01/05...............................                     2,105,817
        540,417    10.00% due 06/01/20..............................                       585,930
      8,205,128    10.00% due 06/01/26..............................                     8,943,507
        134,850    Remic: PAC, Series 1991-101, Class C, 8.50% due                         134,768
                     08/25/18.......................................
        120,781    Remic: PAC, Series 1991-64, Class Z, 8.50% due                          120,426
                     06/25/06.......................................
                                                                                     -------------
                                                                                        67,638,734
                                                                                     -------------

FEDERAL HOUSING ADMINISTRATION INSURED
      3,293,992    Project 23, 7.43% due 03/01/22...................                     3,131,351
                                                                                     -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        184,983    7.00% due 07/15/22...............................                       179,698
        540,929    7.00% due 11/15/22...............................                       524,891
        757,549    7.00% due 01/15/23...............................                       736,277

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       345,774    7.00% due 03/15/23...............................                 $     335,581
        842,427    7.00% due 07/15/23...............................                       818,899
        333,926    7.00% due 09/15/23...............................                       323,768
      1,274,576    7.00% due 10/15/23...............................                     1,235,513
         60,638    7.00% due 12/15/23...............................                        58,854
      3,662,045    7.00% due 01/15/24...............................                     3,558,971
      1,941,307    7.00% due 02/15/24...............................                     1,882,716
        490,587    7.00% due 03/15/24...............................                       476,662
      4,679,210    7.00% due 04/15/24...............................                     4,540,377
      2,605,403    7.00% due 05/15/24...............................                     2,526,562
        885,688    7.00% due 06/15/24...............................                       859,608
      6,591,311    7.00% due 03/15/26...............................                     6,343,280
      7,806,528    7.00% due 05/15/35...............................                     7,512,457
      5,962,198    7.125% due 01/15/99..............................                     5,772,958
      5,257,870    7.125% due 01/15/31..............................                     5,091,143
      5,179,128    7.25% due 02/15/27...............................                     5,047,267
      2,604,739    7.25% due 01/15/31...............................                     2,538,344
         94,980    7.50% due 03/15/23...............................                        94,357
        201,584    7.50% due 05/15/23...............................                       200,203
        119,397    7.50% due 06/15/23...............................                       118,689
        194,934    7.50% due 01/15/24...............................                       193,573
      2,818,680    7.50% due 04/15/26...............................                     2,780,937
      6,374,734    7.50% due 05/15/26...............................                     6,289,504
      8,828,192    7.50% due 01/15/27...............................                     8,754,300
      5,044,642    7.50% due 02/15/27...............................                     5,002,166
      5,513,681    7.625% due 04/15/26..............................                     5,510,262
      1,518,009    7.75% due 06/15/23...............................                     1,525,584
      8,595,622    7.75% due 07/15/31...............................                     8,638,600
      3,325,102    7.875% due 12/15/99..............................                     3,367,697
        212,886    8.00% due 06/15/26...............................                       215,722
        246,342    8.00% due 07/15/26...............................                       249,629
      1,033,084    8.00% due 08/15/26...............................                     1,046,938
      2,302,318    8.00% due 06/15/31...............................                     2,350,506
         23,242    11.50% due 07/15/13..............................                        25,885
     11,024,885    12.00% due 07/15/26..............................                    12,534,854
          1,037    13.50% due 10/15/14..............................                         1,165
                                                                                     -------------
                                                                                       109,264,397
                                                                                     -------------
                                                                                       321,411,040
                       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                         (COST $324,432,010)........................
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
U.S. TREASURY OBLIGATIONS (15.5%)
U.S. TREASURY BONDS
$     2,842,000    6.00% due 02/15/26...............................                 $   2,483,567
      2,440,000    6.50% due 11/15/26...............................                     2,286,914
                                                                                     -------------
                                                                                         4,770,481
                                                                                     -------------

U.S. TREASURY NOTES
      6,295,000    5.625% due 11/30/98..............................                     6,244,640
      3,220,000    5.75% due 12/31/98...............................                     3,199,553
     16,500,000    5.875% due 11/15/99..............................                    16,303,155
      8,730,000    5.875% due 02/15/00..............................                     8,609,264
      7,163,000    5.875% due 06/30/00..............................                     7,048,034
      4,290,000    5.875% due 11/15/05..............................                     4,049,159
      1,985,000    6.625% due 06/30/01..............................                     1,990,995
      1,795,000    7.25% due 08/15/04...............................                     1,852,925
     25,000,000    8.25% due 07/15/98(s)............................                    25,629,500
     42,370,000    8.50% due 11/15/00(s)............................                    45,035,920
     20,500,000    8.875% due 11/15/98..............................                    21,301,345
                                                                                     -------------
                                                                                       141,264,490
                                                                                     -------------
                                                                                       146,034,971
                       TOTAL U.S. TREASURY OBLIGATIONS (COST
                         $146,393,196)..............................
                                                                                     -------------

SOVEREIGN BONDS (1.8%)
ARGENTINA (0.4%)
      2,000,000    Republic of Argentina Global Bonds, 11.375% due       B1/BB           2,122,500
                     01/30/17.......................................
      1,455,000    Republic of Argentina, FRB, Series L, 6.813% due      B1/BB           1,334,963
                     03/31/05.......................................
                                                                                     -------------
                                                                                         3,457,463
                                                                                     -------------

BRAZIL (0.5%)
      2,911,290    Brazil, MYDFA Trust Certificates, FRN, 6.813% due     NR/NR           2,587,409
                     09/15/07.......................................
      3,361,950    Republic of Brazil, C Bonds, 8.00% due                B1/BB-          2,546,677
                     04/15/14(c)....................................
                                                                                     -------------
                                                                                         5,134,086
                                                                                     -------------

MEXICO (0.4%)
      3,500,000    United Mexican States, 9.75% due 02/06/01........     Ba2/NA          3,664,850
                                                                                     -------------

POLAND (0.3%)
      3,670,000    Republic of Poland, 4.00%* due 10/27/14..........   Baa3/BBB-         2,986,646
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MOODY'S/S&P
    AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
---------------    -------------------------------------------------  ------------   -------------
VENEZUELA (0.2%)
$     2,500,000    Republic of Venezuela, DCB, Series DL, FRN,           Ba2/NR      $   2,209,500
                     6.875% due 12/18/07............................
                                                                                     -------------
                                                                                        17,452,545
                       TOTAL SOVEREIGN BONDS (COST $17,435,061).....
                                                                                     -------------
    SHARES
---------------
CONVERTIBLE PREFERRED STOCKS (1.6%)
NATURAL GAS (0.1%)
         36,000    Lasmo PLC, 10.00%, Series A......................   Baa3/BBB-
                                                                                           922,500
                                                                                     -------------

INDUSTRIAL PRODUCTS & SERVICES (1.5%)
         80,000    James River Corp. of Virginia, 8.25%, Series O...    Ba2/BB+          2,020,000
         12,575    Home Ownership Funding, (144A), 13.331%..........     Aaa/NA         12,297,596
                                                                                     -------------
                                                                                        14,317,596
                                                                                     -------------
                                                                                        15,240,096
                       TOTAL CONVERTIBLE PREFERRED STOCKS (COST
                         $15,428,278)...............................
                                                                                     -------------
   PRINCIPAL
    AMOUNT
---------------
SHORT-TERM INVESTMENTS (3.2%)
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.2%)
$    29,917,000    Federal Home Loan Mortgage Discount Notes, 5.40% due 5/01/97...   $  29,917,000
                                                                                     -------------
                                                                                       932,341,791
                   TOTAL INVESTMENTS (COST $940,223,166) (98.9%)..................
                                                                                        10,169,125
                   OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)...................
                                                                                     -------------
                                                                                     $ 942,510,916
                   NET ASSETS (100.0%)............................................
                                                                                     -------------
                                                                                     -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

------------------------------
Note: Based on the cost of investments of $940,223,166 for Federal Income Tax purposes at April 30, 1997, the aggregate gross unrealized appreciation and depreciation was $3,242,263 and $11,123,596, respectively, resulting in net unrealized depreciation of $7,881,333.

(s) -- $20,500,000 par segregated as collateral for future contracts.

Abbreviations used in the schedule of investments are as follows:

* -- Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

ADR -- American Depository Receipt.

C -- Debt instrument with a fixed interest rate that pays a portion in interest and a portion capitalizes increasing the principal.

DCB -- Debt Conversion Bond - non-collateralized floating rate instrument that previously allowed the holder to convert the debt at a specific time.

FRB -- Floating Rate Bond.

FRN -- Floating Rate Note.

REMIC -- Real Estate Mortgage Investment Conduit.

PAC -- Planned Amortization Class.

NR -- Not Rated.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $940,223,166 )          $932,341,791
Cash                                                      4,909
Receivable for Investments Sold                       2,602,112
Interest Receivable                                  13,403,107
Prepaid Trustees' Fees                                    2,122
Prepaid Expenses and Other Assets                         1,607
                                                   ------------
    Total Assets                                    948,355,648
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     5,472,886
Advisory Fee Payable                                    231,141
Custody Fee Payable                                      39,567
Administrative Services Fee Payable                      23,947
Administration Fee Payable                                4,630
Fund Services Fee Payable                                   592
Variation Margin Payable                                 38,737
Accrued Expenses                                         33,232
                                                   ------------
    Total Liabilities                                 5,844,732
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $942,510,916
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $32,130,666
Dividend Income (Net of Foreign Withholding Tax
  of $6,749 )                                                        348,315
                                                                 -----------
    Investment Income                                             32,478,981

EXPENSES
Advisory Fee                                       $ 1,384,277
Administrative Services Fee                            145,189
Custodian Fees and Expenses                            100,838
Professional Fees and Expenses                          19,111
Fund Services Fee                                       16,645
Administration Fee                                      11,650
Trustees' Fees and Expenses                              8,354
Miscellaneous                                            7,152
                                                   -----------
    Total Expenses                                                 1,693,216
                                                                 -----------
NET INVESTMENT INCOME                                             30,785,765

NET REALIZED GAIN ON
  Investment Transactions (including $28,610 net
    realized gain from futures contracts)            3,520,833

NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investment (including $233,356 net unrealized
    depreciation from futures contracts)           (15,843,526)
                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $18,463,072
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                    APRIL 30, 1997      YEAR ENDED
                                                     (UNAUDITED)     OCTOBER 31, 1996
                                                    --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
  Net Investment Income                               $ 30,785,765    $ 51,059,862
  Net Realized Gain on Investments                       3,520,833       2,643,598
  Net Change in Unrealized Depreciation of
    Investments                                        (15,843,526)     (9,807,630)
                                                    --------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                        18,463,072      43,895,830
                                                    --------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                        242,182,973     513,960,050
  Withdrawals                                         (304,440,377)   (153,430,627)
                                                    --------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                     (62,257,404)    360,529,423
                                                    --------------   -----------------
    Total Increase (Decrease) in Net Assets            (43,794,332)    404,425,253

NET ASSETS
  Beginning of Period                                  986,305,248     581,879,995
                                                    --------------   -----------------
  End of Period                                       $942,510,916    $986,305,248
                                                    --------------   -----------------
                                                    --------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                         FOR THE FISCAL      FOR THE PERIOD
                                                        FOR THE        YEAR ENDED OCTOBER     JULY 12, 1993
                                                   SIX MONTHS ENDED           31,           (COMMENCEMENT OF
                                                    APRIL 30, 1997     ------------------    OPERATIONS) TO
                                                      (UNAUDITED)      1996   1995   1994   OCTOBER 31, 1993
                                                   -----------------   ----   ----   ----   -----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                              0.37%(a)       0.37%  0.39%  0.46%       0.48%
  Net Investment Income                                 6.67%(a)       6.38%  6.68%  5.88%       4.91%(a)
Portfolio Turnover                                        48%           186%   293%   234%        295%(b)

------------------------
(a) Annualized.

(b) Portfolio turnover is for the twelve month period ended October 31,1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Bond Fund, for the period November 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from The JPM Pierpont Bond Fund, (formerly The Pierpont Bond Fund), in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All short-term portfolio securities with a remaining maturity of less than 60 days are valued using the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates, rapid principal payments including pre-payments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees. The change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign forward and spot currency contracts until terminated, at which time realized foreign currency gains and losses are recognized. There were no open forward or spot currency contracts as of April 30, 1997.

    d)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended April 30, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of period............         0    $             0
Contracts opened.................................       586         64,059,612
Contracts closed.................................      (401)       (44,006,562)
                                                   ---------   ----------------
Contracts open at end of period..................       185    $    20,053,050
                                                   ---------   ----------------
                                                   ---------   ----------------

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
U. S. Long Bond, June 1997.......................            185         (233,356)
                                                   --------------   --------------
Totals...........................................            185    $    (233,356)
                                                   --------------   --------------
                                                   --------------   --------------

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, this fee amounted to $1,384,277.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer to serve as a co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios in which the JPM Pierpont Funds,The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the six months ended April 30, 1997, the fee for these services amounted to $11,650.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios, and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      The portion of this charge payable by the Portfolio is determined by the proportionate share that the net assets bear to the total net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, the JPM Pierpont Funds, hte JPM Institutional Funds and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $145,189.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $16,645 for the six months ended April 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios, and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1997, were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $180,181,964   $334,208,764
Corporate and Collateralized Obligations.........   250,517,067    118,821,269
                                                   ------------   ------------
                                                   $430,699,031   $453,030,033
                                                   ------------   ------------
                                                   ------------   ------------